                                            UAM Funds
                                            Funds for the Informed Investor(SM)

McKee International Equity Portfolio
Semi-Annual Report                                                April 30, 2002

                                                        [LOGO]
                                                        UAM

UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2002

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter .................................................      1
Statement of Net Assets ..............................................      4
Statement of Operations ..............................................      9
Statement of Changes in Net Assets ...................................     10
Financial Highlights .................................................     11
Notes to Financial Statements ........................................     12
--------------------------------------------------------------------------------

UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

April 30, 2002

Dear Shareholders:

McKee International Equity Portfolio

The McKee International Equity Portfolio had a return of 9.84% for the six months ended April 30, 2002. Results were 431 basis points above the benchmark EAFE Index which had a return of 5.53%.

ECONOMIC AND MARKET PERSPECTIVE

The European economies recovered in the first quarter of 2002 after declining in the fourth quarter in tandem with the U.S. recession. Germany remains notably weak, though their leading indicators are showing some improvement. The United Kingdom and Spain maintained above average growth, though Spanish companies were hurt by the Argentinean financial crisis given their large operations in that country. Inflation remains well contained and European central banks have refrained from raising interest rates despite the resumption of growth. Corporate profits have been mixed with technology and energy companies reporting weak results while consumer and financial companies met expectations. Since year-end, the euro has appreciated 1.1% versus the dollar while the British pound is unchanged.

The Japanese economy appears to have troughed as the U.S. recovery is strengthening the export business. Consumer spending remains weak, however. The Japanese government has made no progress with its reform programs, but many companies have instituted cost reduction programs. Corporate profits remain very weak, but should improve from here. Since year-end, the yen has appreciated 2.4% against the dollar.

Portfolio Structure

The Portfolio was invested in 19 countries and held 67 companies as of April 30, 2002. The Portfolio is invested in stocks that represent good combinations of value and growth potential. During the quarter, pharmaceuticals were purchased and semiconductors were sold. Japan was increased to an overweight due to the low valuation of Japanese equities relative to global markets and signs that their economy may have troughed. The Portfolio is overweighted in energy, capital goods, financial services and utilities and underweighted in health care and consumer goods.

The Portfolio is broadly diversified by country with significant overweights, compared to its EAFE benchmark, in Canada, South Korea, Germany and Japan. The United Kingdom, Switzerland, Italy and Finland are significantly underweighted. Emerging markets accounted for 4% of assets.

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UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                          Largest Holdings By Country
                    Percent of Net Assets at April 30, 2002

                                                        % of         % of
                                                      Portfolio    Benchmark
                                                      ---------    ---------
Japan ............................................      23.24        21.42
U.K. .............................................      16.77        24.92
France ...........................................       9.98        10.30
Germany ..........................................       9.55         7.67
Netherlands ......................................       6.16         5.92
Spain ............................................       4.02         3.17
Switzerland ......................................       3.43         7.78
Sweden ...........................................       3.11         2.03
Canada ...........................................       2.48         0.00
Italy ............................................       2.32         4.24

                          Largest Holdings By Company                 % of
                    Percent of Net Assets at April 30, 2002         Portfolio
                                                                    ---------
NTT ............................................................      2.84
Shell Transport & Trading ......................................      2.81
TotalFinaElf ...................................................      2.71
Samsung Electronics ............................................      2.11
Henderson Land .................................................      2.09
Barclays .......................................................      1.98
Diageo .........................................................      1.90
BNP Paribas ....................................................      1.87
Electrolux .....................................................      1.79
Swiss Reinsurance ..............................................      1.73

Outlook

Global equity markets experienced a sharp rebound as U.S. economic growth exceeded forecasts and Japan showed signs of improvement. Central banks have refrained from raising interest rates despite faster economic growth since inflation remains benign. However, lack of pricing power has restrained corporate profit growth and equities are no longer cheap. The Middle East conflict and the potential for more terrorism are cause for concern. The dollar has weakened in 2002, as expected, to the benefit of international investors and further declines are possible. Though economic growth is likely to continue, equity prices are clearly beginning to discount this, and stronger corporate earnings will be needed to fuel additional price appreciation.

Yours truly,

/s/ Eugene M. Natali

Eugene M. Natali
C.S. McKee Chief Executive Officer

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UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                      Definition of the Comparative Indexr
                      ------------------------------------

Morgan Stanley Capital International EAFE Index is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

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UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
FOREIGN COMMON STOCK -- 92.8%

                                                        Shares          Value
                                                       --------      -----------
AUSTRALIA -- 2.0%
    News .........................................      100,000      $   652,992
    Westpac Banking ..............................      250,000        2,180,220
                                                                     -----------
                                                                       2,833,212
                                                                     -----------

BELGIUM -- 1.3%
    Fortis .......................................       80,000        1,836,802
                                                                     -----------
CANADA -- 2.5%
    Abitibi-Consolidated* ........................      200,000        1,807,989
    Alcan* .......................................       45,000        1,659,871
                                                                     -----------
                                                                       3,467,860
                                                                     -----------

FRANCE -- 9.9%
    AXA ..........................................      100,000        2,122,090
    BNP Paribas ..................................       50,000        2,613,190
    Cie de Saint-Gobain ..........................       13,000        2,225,717
    Suez .........................................       60,000        1,786,881
    Technip-Coflexip .............................       10,003        1,411,546
    TotalFinaElf .................................       25,000        3,789,126
                                                                     -----------
                                                                      13,948,550
                                                                     -----------

GERMANY -- 9.5%
    Allianz ......................................        9,000        2,116,684
    BASF .........................................       40,000        1,708,486
    Bayer ........................................       35,000        1,152,732
    Bayerische Hypo-und Vereinsbank ..............       55,000        1,932,859
    Commerzbank ..................................       85,000        1,531,870
    E.ON .........................................       35,000        1,811,887
    Schering .....................................       30,000        1,827,431
    Siemens ......................................       21,000        1,271,632
                                                                     -----------
                                                                      13,353,581
                                                                     -----------

HONG KONG -- 2.1%
    Henderson Land Development ...................      600,000        2,923,377
                                                                     -----------
IRELAND -- 1.0%
    Elan ADR* ....................................      120,000        1,425,600
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- continued

                                                        Shares          Value
                                                       --------      -----------
ITALY -- 2.3%
    Fiat .........................................      170,000      $ 2,009,813
    Telecom Italia ...............................      155,000        1,233,291
                                                                     -----------
                                                                       3,243,104
                                                                     -----------

JAPAN -- 23.2%
    Asahi Glass ..................................      260,000        1,844,704
    Canon ........................................       60,000        2,299,065
    East Japan Railway ...........................          400        1,691,589
    Hitachi ......................................      240,000        1,777,570
    Komatsu ......................................      550,000        1,991,823
    Kubota .......................................      650,000        1,959,112
    Matsushita Electric Industrial ...............      110,000        1,473,520
    Nippon Meat Packers ..........................      200,000        2,012,461
    Nippon Telegraph & Telephone .................      200,000        3,970,000
    Nippon Yusen Kabushiki Kaisha ................      450,000        1,500,000
    Osaka Gas ....................................      700,000        1,515,576
    Promise ......................................       45,000        2,372,664
    Sony .........................................       42,000        2,257,009
    Tanabe Seiyaku ...............................      175,000        1,654,595
    UFJ Holdings .................................          900        2,228,972
    Yamanouchi Pharmaceutical ....................       70,000        1,929,907
                                                                     -----------
                                                                      32,478,567
                                                                     -----------

NETHERLANDS -- 6.1%
    Aegon ........................................       60,000        1,378,683
    Akzo Nobel ...................................       33,000        1,418,719
    Koninklijke Ahold ............................       80,000        2,000,442
    Koninklijke Philips Electronics ..............       50,614        1,562,995
    Unilever .....................................       35,000        2,255,003
                                                                     -----------
                                                                       8,615,842
                                                                     -----------

PHILIPPINES -- 1.2%
    Philippine Long Distance Telephone ...........      180,000        1,635,556
                                                                     -----------
PORTUGAL -- 0.9%
    Portugal Telecom SGPS* .......................      178,000        1,299,206
                                                                     -----------
SINGAPORE -- 1.4%
    Singapore Airlines ...........................      250,000        1,931,887
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- continued

                                                        Shares          Value
                                                       --------      -----------
SOUTH KOREA -- 2.1%
    Samsung Electronics ..........................       10,000     $  2,951,973
                                                                    ------------

SPAIN -- 4.0%
    Banco Bilbao Vizcaya Argentaria ..............      145,000        1,690,734
    Endesa .......................................       90,000        1,378,683
    Repsol YPF ...................................      120,000        1,473,839
    Telefonica* ..................................      100,000        1,070,507
                                                                    ------------
                                                                       5,613,763
                                                                    ------------

SWEDEN -- 3.1%
    Electrolux, Series B .........................      150,000        2,496,302
    Nordea AB ....................................      325,000        1,851,358
                                                                    ------------
                                                                       4,347,660
                                                                    ------------

SWITZERLAND -- 3.4%
    Swiss Reinsurance ............................       24,000        2,422,073
    UBS* .........................................       49,200        2,371,779
                                                                    ------------
                                                                       4,793,852
                                                                    ------------

UNITED KINGDOM -- 16.8%
    Barclays .....................................      315,600        2,764,143
    BG Group .....................................      350,000        1,563,319
    BG Group, ADR ................................       30,000          681,000
    Cadbury Schweppes ............................      250,000        1,896,312
    Diageo .......................................      200,000        2,655,201
    Kingfisher ...................................      325,000        1,816,342
    Lloyds TSB Group .............................      200,000        2,299,619
    Rolls-Royce ..................................      799,910        2,214,847
    Scottish Power ...............................      200,000        1,151,267
    Scottish Power ADR ...........................       40,000          910,800
    Shell Transport & Trading ....................      300,000        2,135,673
    Shell Transport & Trading, ADR ...............       40,000        1,726,000
    Trinity Mirror PLC* ..........................      250,000        1,717,792
                                                                    ------------
                                                                      23,532,315
                                                                    ------------
    TOTAL FOREIGN COMMON STOCK
        (Cost $134,192,403) ......................                   130,232,707
                                                                    ------------

COMMON STOCK -- 0.9%

UNITED STATES -- 0.9%
    Comverse Technology* (Cost $1,303,000) .......      100,000        1,203,000
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

WARRANTS -- 0.0%


                                                                                Shares           Value
                                                                               --------       -----------
    Fiat* (Cost $0) .....................................................          14,400     $      7,253
                                                                                              ------------
SHORT-TERM INVESTMENT -- 7.5%

                                                                                Face
                                                                                Amount
                                                                               --------
REPURCHASE AGREEMENT -- 7.5 %
    JP Morgan Chase Securities, Inc. 1.55%,
        dated 04/30/02, due 05/01/02,
        to be repurchased at $10,549,454,
        collateralized by $10,113,148 of
        various U.S. Treasury Obligations,
        valued at $10,549,005 (Cost $10,549,000) ........................     $10,549,000       10,549,000
                                                                                              ------------
    TOTAL INVESTMENTS -- 101.2 %
        (Cost $146,044,403) (a)                                                                141,991,960
                                                                                              ------------
WRITTEN OPTIONS -- 0.0%

                                                                                Contracts
                                                                                ---------
    Comverse Technology January 2003, 15 Call*
        (Premiums Received - $ 45,693) ..................................            (185)         (25,900)
                                                                                              ------------
    OTHER ASSETS AND LIABILITIES, NET -- (1.2)% .........................                       (1,678,746)
                                                                                              ------------
NET ASSETS CONSIST OF:
    Paid in Capital .....................................................                      157,694,142
    Undistributed Net Investment Income .................................                          466,252
    Accumulated Net Realized Loss .......................................                      (14,440,728)
    Net Unrealized Depreciation .........................................                       (3,432,352)
                                                                                              ------------
    Total Net Assets -- 100.0% ..........................................                     $140,287,314
                                                                                              ============
    Institutional Class Shares:
    Shares Issued and Outstanding
        ($0.001 par value -- 25,000,000 authorized) .....................                       15,458,320
    Net Asset Value, Offering and Redemption Price Per Share ............                            $9.08
                                                                                                     =====

  * Non-Income Producing Security
(a) The cost for federal income tax purposes was $146,044,403. At April 30, 2002, net unrealized depreciation for all securities (excluding written options) based on tax cost was $4,052,443. This consisted of aggregate gross unrealized appreciation for all securities of $11,827,319 and aggregate gross unrealized depreciation for all securities of $15,879,762.
ADR American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO
                                            APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

At April 30, 2002, sector diversification of the Portfolio was as follows:

                                                       % of           Market
Sector Diversification                              Net Assets        Value
----------------------                             ------------     ---------
Airlines ......................................        1.4%       $  1,931,887
Audio/Video ...................................        2.7           3,730,530
Banks .........................................       16.5          23,301,547
Building & Construction .......................        5.2           7,298,309
Chemicals .....................................        3.1           4,279,937
Diversified Operations ........................        0.9           1,271,632
Electronic Components & Equipment .............        7.7          10,850,907
Financial Services ............................        1.7           2,372,664
Food, Beverage & Tobacco ......................        7.1           9,951,099
Insurance .....................................        5.7           8,039,530
Machinery .....................................        2.8           3,950,935
Medical Products & Services ...................        4.9           6,837,532
Metals ........................................        1.2           1,659,871
Multimedia ....................................        3.6           5,025,985
Office Equipment ..............................        1.6           2,299,065
Paper & Related Products ......................        1.3           1,807,989
Petroleum & Fuel Products .....................        8.1          11,368,956
Real Estate ...................................        2.1           2,923,377
Telephone & Telecommunications ................        7.4          10,411,559
Transportation ................................        5.3           7,416,250
Utilities .....................................        3.4           4,706,146
                                                    ------        ------------
Total Foreign Common Stock & Common Stock .....       93.7         131,435,707
Repurchase Agreements .........................        7.5          10,549,000
Warrants ......................................         --               7,253
Written Options ...............................         --             (25,900)
                                                    ------        ------------
Total Investments .............................      101.2         141,966,060
Other Assets and Liabilities, Net .............       (1.2)         (1,678,746)
                                                    ------        ------------
Total Net Assets ..............................      100.0%       $140,287,314
                                                    ======        ============

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                    McKEE INTERNATIONAL EQUITY PORTFOLIO
                             FOR THE SIX MONTHS ENDED APRIL 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends .....................................................    $ 1,161,806
Interest ......................................................         91,964
Less: Foreign Taxes Withheld ..................................       (126,437)
                                                                   -----------
    Total Income ..............................................      1,127,333
                                                                   -----------
Expenses

Investment Advisory Fees -- Note B ............................        461,602
Administrative Fees -- Note C .................................         88,352
Custodian Fees ................................................         44,272
Shareholder Servicing Fees -- Note F ..........................         16,045
Printing Fees .................................................         15,121
Transfer Agent Fees and Expenses ..............................          9,259
Legal Fees ....................................................          8,695
Audit Fees ....................................................          7,323
Filing and Registration Fees ..................................          4,049
Directors' Fees -- Note E .....................................          3,103
Other Expenses ................................................         12,341
                                                                   -----------
    Total Expenses ............................................        670,162
Expense Offset -- Note A ......................................           (262)
                                                                   -----------
    Net Expenses After Expense Offset .........................        669,900
                                                                   -----------
Net Investment Income .........................................        457,433
                                                                   -----------
Net Realized Loss on:
    Investments ...............................................       (216,995)
    Foreign Currency Transactions .............................        (88,098)
                                                                   -----------
Net Realized Loss on Investments
    and Foreign Currency Transactions .........................       (305,093)
                                                                   -----------
Net Change in Unrealized Appreciation (Depreciation) on:
    Investments ...............................................     12,464,719
    Written Options ...........................................        (50,194)
    Foreign Currency Transactions .............................         17,984
                                                                   -----------
Net Change in Unrealized Appreciation (Depreciation) ..........     12,432,509
                                                                   -----------
Net Gain on Investments, Written Options and
    Foreign Currency Transactions .............................     12,127,416
                                                                   -----------
Net Increase in Net Assets
    Resulting from Operations .................................    $12,584,849
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO

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STATEMENT OF CHANGES IN NET ASSETS


                                                                         Six Months             Year
                                                                            Ended               Ended
                                                                        April 30, 2002       October 31,
                                                                          (Unaudited)           2001
                                                                        --------------       -----------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income ...........................................    $    457,433       $  1,135,840
    Net Realized Loss on Investments and
        Foreign Currency Transactions ...............................        (305,093)       (14,240,074)
    Net Change in Unrealized Appreciation
        (Depreciation) on Investments, Written Options
        and Foreign  Currency Transactions ..........................      12,432,509        (17,069,937)
                                                                         ------------       ------------
    Net Increase (Decrease) in Net Assets Resulting
        from Operations .............................................      12,584,849        (30,174,171)
                                                                         ------------       ------------
Distributions:
    Net Investment Income ...........................................        (524,573)          (280,506)
    Net Realized Gain ...............................................              --        (24,341,637)
                                                                         ------------       ------------
Total Distributions .................................................        (524,573)       (24,622,143)
                                                                         ------------       ------------
Capital Share Transactions:
    Issued ..........................................................       4,286,770         20,727,877
    Redemption Fees -- Note J .......................................          30,467             76,976
    In Lieu of Cash Distributions ...................................         493,899         23,502,965
    Redeemed ........................................................      (3,145,824)       (26,633,436)
                                                                         ------------       ------------
    Net Increase from Capital Share Transactions ....................       1,665,312         17,674,382

                                                                         ------------       ------------
        Total Increase (Decrease) ...................................      13,725,588        (37,121,932)
                                                                         ------------       ------------
Net Assets:
    Beginning of Period .............................................     126,561,726        163,683,658
                                                                         ------------       ------------
    End of Period (including undistributed net investment income
        of $466,252 and $533,392, respectively) .....................    $140,287,314       $126,561,726
                                                                         ============       ============
Shares Issued and Redeemed:
    Issued ..........................................................         510,370          2,404,744
    In Lieu of Cash Distributions ...................................          57,901          2,330,212
    Redeemed ........................................................        (360,186)        (2,762,599)
                                                                         ------------       ------------
    Net Increase from
        Shares Issued and Redeemed ..................................         208,085          1,972,357
                                                                         ============       ============


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO
                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period


                                            Six
                                           Months
                                            Ended                       Years Ended October 31,
                                       April 30, 2002  ------------------------------------------------------------
                                         (Unaudited)     2001         2000         1999         1998         1997
                                          --------     --------     --------     --------     --------     --------
Net Asset Value,
    Beginning of Period .............     $   8.30     $  12.33     $  14.04     $  11.23     $  12.42     $  10.55
                                          --------     --------     --------     --------     --------     --------
Income from Investment
    Operations:
    Net Investment Income ...........         0.02         0.08         0.05         0.11         0.12         0.11
    Net Realized
        and Unrealized
        Gain (Loss) .................         0.79        (2.26)       (0.17)        3.20        (0.03)        2.01
                                          --------     --------     --------     --------     --------     --------
    Total from Investment
        Operations ..................         0.81        (2.18)       (0.12)        3.31         0.09         2.12
                                          --------     --------     --------     --------     --------     --------
Redemption Fees .....................           --         0.01         0.01           --           --           --
                                          --------     --------     --------     --------     --------     --------
Distributions:
    Net Investment Income ...........        (0.03)       (0.02)       (0.13)       (0.09)       (0.11)       (0.11)
    Net Realized Gain ...............           --        (1.84)       (1.47)       (0.41)       (1.17)       (0.14)
                                          --------     --------     --------     --------     --------     --------
        Total Distributions .........        (0.03)       (1.86)       (1.60)       (0.50)       (1.28)       (0.25)
                                          --------     --------     --------     --------     --------     --------
Net Asset Value, End of Period ......        $9.08     $   8.30     $  12.33       $14.04       $11.23     $  12.42
                                          ========     ========     ========     ========     ========     ========
Total Return ........................         9.84%+     (20.22)%      (1.69)%      30.33%        1.18%       20.31%
                                          ========     ========     ========     ========     ========     ========


Ratios and Supplemental Data
Net Assets, End of
    Period (Thousands) ..............     $140,287     $126,562     $163,684     $172,027     $134,075     $103,050
Ratio of Expenses
    to Average Net Assets ...........         1.02%*       1.05%        1.02%        1.02%        1.00%        0.98%
Ratio of Net Investment
    Income to Average
    Net Assets ......................         0.69%*       0.83%        0.37%        1.05%        1.08%        0.95%
Portfolio Turnover Rate .............           18%          60%          60%          40%          20%          29%


* Annualized
+ Total return is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The McKee International Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified open-end management investment company. At April 30, 2002, the UAM Funds were comprised of 22 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to achieve a superior long-term total return over a market cycle by investing primarily in the equity of non-U.S. issuers.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the last reported bid price. Written option contracts are valued at the last quoted ask price as quoted on the primary exchange or board of trade on which such options are traded. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. The converted value is based on the bid price of the foreign currency against U.S. dollar quoted by a pricing vendor. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates market value. The value of other assets and securities for which no quotations are readily available are stated at fair value following procedures approved by the Board of Directors.

          2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

          The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

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          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the statement of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

          5. Forward Foreign Currency Exchange Contracts: The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The

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     Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of coun-terparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default.

          6. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed annually. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and foreign currency transactions.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          7. Written Option Accounting Principles: When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. When the Portfolio writes a covered option, securities equal in value to the exercise price are placed in a segregated account to collateralize the outstanding option.

          When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

          When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

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          The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks such as interest rates. The contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

          8. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.

          9. Implementation of New Accounting Standards: The Portfolios implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, C.S. McKee L.P. (the "Adviser ") provides investment advisory services for the Portfolio at a fee calculated at an annual rate of 0.70% of the average daily net assets. The Advisor, formerly an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation, "UAM"), was purchased by its senior officer on January 10, 2001.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the UAM Funds.

                                       15

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UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO

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     Pursuant to the Agreement, the Portfolio paid UAMFSI 0.093% of the average daily net assets of the Portfolio, an annual base fee of $72,500 per Portfolio and a fee based on the number of active shareholder accounts.

     Effective April 1, 2001, SEI (the "Administrator") was appointed the administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.093% for the International Equity Portfolio per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center (PBHGSSC, formerly UAMSSC) whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account.

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolios.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolios.

     E. Directors' Fees: Each Director, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds (however including retainer fees, each Board member must receive a minimum of $7,500 for each meeting other than a private telephone meeting.)

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the six months ended April 30, 2002, the Portfolio made purchases of $26,411,257 and sales of $21,720,615 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

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     H. Written Options Transactions: Written option transactions entered into during the six months ended April 30, 2002 are summarized as follows:

                                                                      Premium
                                                    # of Contracts     (000)
                                                    --------------   ---------
Balance at the beginning of period                       2,500         $ 370
Written                                                    185            46
Exercised                                               (2,500)         (370)
                                                        ------         -----
Balance at end of period                                   185         $  46
                                                        ------         -----

     I. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. For the six months ended April 30, 2002, the Portfolio had no borrowings under the agreement.

     J. Other: At April 30, 2002, 38% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

     At April 30, 2002, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 90 days. For the six months ended April 30, 2002 there were $30,467 in redemption fees retained by the Portfolio.

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     K. Shareholder Voting Results (Unaudited): At a shareholder meeting held on
March 22, 2002, the shareholders of the Portfolio voted on the proposal listed below. The results of the voting were as follows:

                  To approve a new Investment Advisory Agreement between the Trust, on behalf of the McKee International Equity Portfolio and C.S. McKee, L.P.

                 SHARES VOTED     % OF SHARES VOTED     % OF SHARES OUTSTANDING
                --------------    ------------------   -------------------------

FOR               11,516,642             99.98%                  75.19%
AGAINST                1,285              0.01%                   0.00%
ABSTAIN                    0              0.00%                   0.00%

     L. Reorganization: The Board of Directors of UAM Funds, Inc. and UAM Funds, Inc. II and the Board of Trustees of UAM Funds Trust approved a reorganization of the UAM Funds (the "Reorganization"), whereby the assets and liabilities of each UAM Fund would be transferred into corresponding portfolios of The Advisors' Inner Circle Fund. As a result of the Reorganization, each UAM Fund shareholder will become a shareholder of the corresponding Advisors' Inner Circle Fund portfolio. The Reorganization is scheduled to occur at the close of business on June 21, 2002.

                                       18

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                                      NOTES

                                      NOTES

UAM FUNDS                                   McKEE INTERNATIONAL EQUITY PORTFOLIO

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Officers and Directors

Scott F. Powers                           Linda T. Gibson
Director, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                      Sherry Kajden Vetterlein
Director                                  Vice President and Assistant Secretary

Nancy J. Dunn                             Christopher F. Salfi
Director                                  Treasurer

Philip D. English                         Suzan M. Barron
Director                                  Assistant Secretary

William A. Humenuk                        Molly S. Mugler
Director                                  Assistant Secretary

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com


Investment Adviser
C.S. McKee, L.P.
One Gateway Center
Pittsburgh, PA 15222

Distributor
Funds Distributors, Inc.
60 State Street
Suite 1300
Boston, MA 02109


                                     -------------------------------------------
                                      This report has been prepared for
                                      shareholders and may be distributed to
                                      others only if preceded or accompanied by
                                      a current prospectus.
                                     -------------------------------------------